Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2015
Voya Multi-Manager Large Cap Core Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Voya Multi-Manager Large Cap Core Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks reasonable income and capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services and administrative services), custodial, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio's performance.

		During the most recent fiscal year, the Portfolio's portfolio turnover rate was 44% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of large-capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. For this Portfolio, large-capitalization companies are companies with market capitalizations which fall within the range of companies in the S&P 500® Index ("Index") at the time of purchase. The market capitalization of companies within the Index will change with market conditions. The market capitalization of companies in the Index as of December 31, 2014 ranged from $2.9 billion to $659.9 billion.

The Portfolio generally invests in securities of U.S. issuers but may also invest up to 20% of its total assets in securities of foreign issuers. The Portfolio may invest directly in foreign securities or indirectly through depositary receipts. The Portfolio may invest in real estate securities including real estate investment trusts.

The Portfolio may invest in derivatives such as futures, forward contracts, options and swap contracts, including credit default swaps. The Portfolio may use derivative instruments for both hedging and non-hedging purposes, including, for example, to produce incremental earnings, to hedge existing positions, to provide a substitute for a position in an underlying asset, to increase or reduce market or credit exposure, or to increase flexibility.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").

Columbia Management Investment Advisers, LLC ("CMIA") and The London Company of Virginia, LLC d/b/a The London Company ("TLC") (each a "Sub-Adviser" and collectively "Sub-Advisers") provide the day-to-day management of the Portfolio. The Sub-Advisers act independently of each other and use their own methodology for selecting investments. The Portfolio's investment adviser, will determine the amount of Portfolio assets allocated to CMIA and TLC.

Each Sub-Adviser may sell a security when the security's price reaches a target set by the Sub-Adviser; if the Sub-Adviser believes that there is deterioration in the issuer's financial circumstances or fundamental prospects or that other investments are more attractive; or for other reasons.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Columbia Management Investment Advisers, LLC

CMIA combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing its portion of the Portfolio. In selecting investments, CMIA considers, among other factors:
  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, price-to-book value, and discounted cash flow. The Sub-Adviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;
  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors;
  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation; and
  overall economic and market conditions.
The London Company of Virginia, LLC d/b/a The London Company

TLC seeks to invest in securities of well-established, profitable businesses having stable cash flows and/or significantly undervalued assets at significant discounts to their intrinsic values.

Guiding principles of TLC's investment philosophy include: (1) focus on return on capital, not earnings per share; (2) the value of a company is determined by cash inflows and outflows discounted by the optimal cost of capital, and; (3) optimal diversification is essential to favorable investment results.

TLC employs a differentiated, conservative investment process that focuses on bottom up, fundamental analysis, utilizes a proprietary balance sheet optimization model, and follows a strict sell discipline. TLC primarily looks for the following characteristics: high cash return on tangible capital, consistent free cash flow generation, predictability and financial stability, and conservative valuations. TLC seeks these characteristics by initially screening a broad equity universe using an internally-generated quantitative model, which ranks universe members by pretax operating return on capital, pretax operating earnings and free cash flow yield based on equal weightings of these factors. TLC's Investment Committee will review and possibly seek potential purchase candidates from this initial screen; however, candidates don't necessarily have to be sourced from the screen if they generally meet TLC's investment discipline. The team then exercises further fundamental and qualitative analysis on selected candidates, in addition to estimating intrinsic values by performing an internal balance sheet optimization analysis, as well as adjusting to market other company assets that may provide further downside protection.

The Investment Committee also evaluates the company's management, incentives, actions, capital allocation decisions and corporate governance structure to ascertain whether or not management's interests are aligned with shareholders. It then looks at the sources of a company's competitive advantage as well as what levers management has at its disposal to increase shareholder value. This information is gathered from company conference calls, competitor conference calls, industry contacts, SEC filing review, periodical review, and Wall Street research.

Typically, 30 to 40 companies are evaluated annually through this process and are included on an informal watch list. Securities are ultimately added to the Portfolio when TLC determines that the risk/reward profile of the security has made it attractive enough to warrant purchase. This usually occurs when the valuation becomes more attractive and/or when new information gives the investment team higher conviction in the company's investment thesis.

		The overall result of the process is generally a low-beta portfolio that is diversified optimally with the expectation of better downside protection over a full market cycle.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company    The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Default Swaps The Portfolio may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio pays a fee to protect against the risk that a security held by the Portfolio will default. As a seller of the swap, the Portfolio receives payment(s) in return for its obligation to pay the counterparty the full notional value of a security in the event of a default of the security issuer. As a seller of a swap, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk free.

Currency    To the extent that the Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments    Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.

Foreign Investments    Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

Investment Model    The manager's proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. Portfolios that are actively managed, in whole or in part, according to a quantitative investment model can perform differently from the market as a whole based on the investment model and the factors used in the analysis, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the investment models (including, for example, data problems and/or software issues). There is no guarantee that the use of these investment models will result in effective investment decisions for the Portfolio.

Liquidity    If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market    Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth-oriented securities in which the Portfolio invests. Rather, the market could favor value-oriented securities or may not favor equities at all. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to Portfolio costs and impair the ability of the Portfolio to achieve its investment objectives.

Other Investment Companies    The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their NAV. In addition, because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)    Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Securities Lending    Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

		An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Portfolio’s Class S shares. Other class shares’ performance would be higher or lower than Class S shares’ performance because of the higher or lower expenses paid by Class S shares. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class S (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 14.65% and Worst quarter: 4th, 2008, -22.35%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (for the periods ended December 31, 2014)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Voya Multi-Manager Large Cap Core Portfolio | Class ADV
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.73%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.48%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.32%
1 Yr	rr_ExpenseExampleYear01	134
3 Yrs	rr_ExpenseExampleYear03	452
5 Yrs	rr_ExpenseExampleYear05	793
10 Yrs	rr_ExpenseExampleYear10	1,755
1 Yr	rr_ExpenseExampleNoRedemptionYear01	134
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	452
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	793
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,755
1 Yr	rr_AverageAnnualReturnYear01	14.66%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	12.43%	[2]
10 Yrs	rr_AverageAnnualReturnYear10		[2]
Since Inception	rr_AverageAnnualReturnSinceInception	5.28%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2006	[2]
Voya Multi-Manager Large Cap Core Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.73%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.73%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.72%
1 Yr	rr_ExpenseExampleYear01	74
3 Yrs	rr_ExpenseExampleYear03	232
5 Yrs	rr_ExpenseExampleYear05	405
10 Yrs	rr_ExpenseExampleYear10	906
1 Yr	rr_ExpenseExampleNoRedemptionYear01	74
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	232
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	405
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	906
1 Yr	rr_AverageAnnualReturnYear01	15.31%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	13.10%	[2]
10 Yrs	rr_AverageAnnualReturnYear10		[2]
Since Inception	rr_AverageAnnualReturnSinceInception	7.70%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2005	[2]
Voya Multi-Manager Large Cap Core Portfolio | Class S
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.73%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.98%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.97%
1 Yr	rr_ExpenseExampleYear01	99
3 Yrs	rr_ExpenseExampleYear03	311
5 Yrs	rr_ExpenseExampleYear05	541
10 Yrs	rr_ExpenseExampleYear10	1,200
1 Yr	rr_ExpenseExampleNoRedemptionYear01	99
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	311
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	541
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,200
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006	16.76%
2007	rr_AnnualReturn2007	5.07%
2008	rr_AnnualReturn2008	(34.72%)
2009	rr_AnnualReturn2009	24.15%
2010	rr_AnnualReturn2010	15.85%
2011	rr_AnnualReturn2011	(4.56%)
2012	rr_AnnualReturn2012	10.29%
2013	rr_AnnualReturn2013	30.29%
2014	rr_AnnualReturn2014	14.99%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.35%)
1 Yr	rr_AverageAnnualReturnYear01	14.99%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	12.81%	[2]
10 Yrs	rr_AverageAnnualReturnYear10		[2]
Since Inception	rr_AverageAnnualReturnSinceInception	7.33%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2005	[2]
Voya Multi-Manager Large Cap Core Portfolio | S&P 500® Index | Class ADV
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	13.69%	[2],[3]
5 Yrs	rr_AverageAnnualReturnYear05	15.45%	[2],[3]
10 Yrs	rr_AverageAnnualReturnYear10		[2],[3]
Since Inception	rr_AverageAnnualReturnSinceInception	7.05%	[2],[3]
Voya Multi-Manager Large Cap Core Portfolio | S&P 500® Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	13.69%	[2],[3]
5 Yrs	rr_AverageAnnualReturnYear05	15.45%	[2],[3]
10 Yrs	rr_AverageAnnualReturnYear10		[2],[3]
Since Inception	rr_AverageAnnualReturnSinceInception	8.41%	[2],[3]
Voya Multi-Manager Large Cap Core Portfolio | S&P 500® Index | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	13.69%	[2],[3]
5 Yrs	rr_AverageAnnualReturnYear05	15.45%	[2],[3]
10 Yrs	rr_AverageAnnualReturnYear10		[2],[3]
Since Inception	rr_AverageAnnualReturnSinceInception	8.37%	[2],[3]
Voya Multi-Manager Large Cap Core Portfolio | Russell 1000® Index | Class ADV
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	13.24%	[2],[3]
5 Yrs	rr_AverageAnnualReturnYear05	15.64%	[2],[3]
10 Yrs	rr_AverageAnnualReturnYear10		[2],[3]
Since Inception	rr_AverageAnnualReturnSinceInception	7.27%	[2],[3]
Voya Multi-Manager Large Cap Core Portfolio | Russell 1000® Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	13.24%	[2],[3]
5 Yrs	rr_AverageAnnualReturnYear05	15.64%	[2],[3]
10 Yrs	rr_AverageAnnualReturnYear10		[2],[3]
Since Inception	rr_AverageAnnualReturnSinceInception	8.67%	[2],[3]
Voya Multi-Manager Large Cap Core Portfolio | Russell 1000® Index | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	13.24%	[2],[3]
5 Yrs	rr_AverageAnnualReturnYear05	15.64%	[2],[3]
10 Yrs	rr_AverageAnnualReturnYear10		[2],[3]
Since Inception	rr_AverageAnnualReturnSinceInception	8.63%	[2],[3]

[1]	The distributor is contractually obligated to waive 0.15% of the distribution fee for Class ADV shares through May 1, 2016. In addition, the adviser is contractually obligated to waive a portion of the management fee through May 1, 2016. The management fee waiver is an estimated 0.01%. Termination or modification of these obligations requires approval by the Portfolio's board.
[2]	On or about May 1, 2013, the sub-adviser to the Portfolio was changed along with changes to the Portfolio's name and principal investment strategies. Performance prior to May 1, 2013 is attributable to a different sub-adviser.
[3]	The index returns do not reflect deductions for fees, expenses, or taxes.